UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1.	Reports to Stockholders

Fidelity® High Yield Factor ETF
Semi-Annual Report
February 28, 2021

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© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4	Semi-Annual Report

Investment Summary (Unaudited)
Top Five Holdings as of February 28, 2021
(by issuer, excluding cash equivalents)	% of fund’s net assets
Occidental Petroleum Corp.	2.2
SBA Communications Corp.	2.1
TransDigm, Inc.	2.0
Kraft Heinz Foods Co.	1.4
TriNet Group Inc.	1.6
9.3

Top Five Market Sectors as of February 28, 2021
% of fund's net assets
Energy	13.5
Industrials	11.7
Consumer Discretionary	11.0
Communication Services	10.2
Materials	10.2
Quality Diversification as of February 28, 2021

Asset Allocation as of February 28, 2021
* Foreign investments – 12.3%

Semi-Annual Report	5

Schedule of Investments February 28, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 86.6%
	Principal Amount	Value
COMMUNICATION SERVICES – 10.2%
Diversified Telecommunication Services – 1.2%
Frontier Communications Corp. 5.00% 5/1/28 (a)	$ 407,000	$ 419,088
Level 3 Financing, Inc. 3.75% 7/15/29 (a)	290,000	289,275
Lumen Technologies, Inc.:
4.50% 1/15/29 (a)	1,140,000	1,138,575
5.625% 4/1/25	37,000	39,634
5.80% 3/15/22	36,000	37,319
Telecom Italia Capital SA 7.721% 6/4/38	458,000	613,171
		2,537,062
Entertainment – 0.7%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (a)	1,414,000	1,430,091
Interactive Media & Services – 1.5%
Match Group, Inc.:
4.125% 8/1/30 (a)	270,000	279,112
4.625% 6/1/28 (a)	1,309,000	1,358,978
TripAdvisor, Inc. 7.00% 7/15/25 (a)	1,437,000	1,546,571
		3,184,661
Media – 5.8%
Cable One, Inc. 4.00% 11/15/30 (a)	2,003,000	2,003,000
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 5/1/32 (a)	2,645,000	2,716,944
Cimpress PLC 7.00% 6/15/26 (a)	650,000	685,555
Diamond Sports Group LLC / Diamond Sports Finance Co.:
5.375% 8/15/26 (a)	400,000	282,880
6.625% 8/15/27 (a)	40,000	20,600
12.75% 12/1/26 (a)	140,000	121,800
DISH DBS Corp.:
5.875% 11/15/24	441,000	461,983
7.375% 7/1/28	1,106,000	1,159,226
Lamar Media Corp.:
3.625% 1/15/31 (a)	2,000,000	1,976,260
4.875% 1/15/29	128,000	134,721
Liberty Interactive LLC 8.25% 2/1/30	124,000	144,615
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	1,924,000	1,964,885
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	145,000	142,408

	Principal Amount	Value

Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (a)	$ 250,000	$256,028
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	251,000	256,961
		12,327,866
Wireless Telecommunication Services – 1.0%
Sprint Corp.:
7.125% 6/15/24	396,000	455,974
7.625% 3/1/26	940,000	1,154,207
7.875% 9/15/23	333,000	384,465
T-Mobile USA, Inc. 6.50% 1/15/26	41,000	42,282
Vodafone Group PLC 7.00% 4/4/79 (b)	134,000	160,604
		2,197,532
TOTAL COMMUNICATION SERVICES		21,677,212
CONSUMER DISCRETIONARY – 11.0%
Auto Components – 0.0%
The Goodyear Tire & Rubber Co. 9.50% 5/31/25	57,000	64,048
Automobiles – 1.2%
Ford Motor Co.:
4.75% 1/15/43	35,000	35,403
6.375% 2/1/29	300,000	341,625
7.45% 7/16/31	59,000	76,479
8.50% 4/21/23	86,000	96,213
9.625% 4/22/30	713,000	1,008,681
Ford Motor Credit Co. LLC:
2.90% 2/16/28	170,000	168,300
2.979% 8/3/22	150,000	151,516
3.664% 9/8/24	164,000	168,859
4.00% 11/13/30	115,000	117,587
4.25% 9/20/22	267,000	275,010
Winnebago Industries, Inc. 6.25% 7/15/28 (a)	128,000	138,240
		2,577,913
Diversified Consumer Services – 0.7%
Adtalem Global Education, Inc. 5.50% 3/1/28 (a)(c)	1,500,000	1,492,950
Hotels, Restaurants & Leisure – 4.6%
1011778 BC ULC / New Red Finance, Inc. 4.00% 10/15/30 (a)	645,000	627,263
Affinity Gaming 6.875% 12/15/27 (a)	60,000	63,600
Bally's Corp. 6.75% 6/1/27 (a)	650,000	695,858

See accompanying notes which are an integral part of the financial statements.
6	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	$ 571,000	$ 604,543
Carnival Corp. 5.75% 3/1/27 (a)	1,000,000	1,015,000
Churchill Downs, Inc. 4.75% 1/15/28 (a)	1,437,000	1,491,707
Full House Resorts, Inc. 8.25% 2/15/28 (a)	300,000	318,000
Hilton Domestic Operating Co., Inc. 3.75% 5/1/29 (a)	1,085,000	1,103,770
MGM Resorts International 4.75% 10/15/28	51,000	53,081
NCL Corp. Ltd.:
5.875% 3/15/26 (a)	90,000	90,432
10.25% 2/1/26 (a)	276,000	320,850
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	222,000	243,645
11.50% 6/1/25 (a)	281,000	329,121
SeaWorld Parks & Entertainment, Inc. 9.50% 8/1/25 (a)	128,000	138,565
Travel + Leisure Co.:
3.90% 3/1/23	65,000	66,300
6.60% 10/1/25	114,000	127,965
Vail Resorts, Inc. 6.25% 5/15/25 (a)	1,540,000	1,644,566
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (a)	70,000	70,455
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	433,000	441,660
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	79,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	34,000	36,897
Yum! Brands, Inc.:
4.75% 1/15/30 (a)	100,000	104,340
7.75% 4/1/25 (a)	40,000	43,892
		9,711,010
Internet & Direct Marketing Retail – 0.1%
Netflix, Inc.:
4.875% 4/15/28	60,000	68,223
5.875% 2/15/25	136,000	155,964
		224,187
Leisure Products – 0.4%
Vista Outdoor, Inc. 4.50% 3/15/29 (a)(c)	800,000	793,120

	Principal Amount	Value

Multiline Retail – 0.1%
Nordstrom, Inc. 5.00% 1/15/44	$ 200,000	$ 192,054
Specialty Retail – 3.2%
Asbury Automotive Group, Inc. 4.75% 3/1/30	1,414,000	1,481,165
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	35,000	37,100
Carvana Co.:
5.625% 10/1/25 (a)	650,000	677,625
5.875% 10/1/28 (a)	690,000	726,225
Foundation Building Materials, Inc. 6.00% 3/1/29 (a)	120,000	119,700
L Brands, Inc.:
7.50% 6/15/29	1,503,000	1,698,390
9.375% 7/1/25 (a)	510,000	631,125
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (a)	300,000	306,711
Macy's Retail Holdings LLC 3.625% 6/1/24	475,000	471,437
Murphy Oil USA, Inc.:
3.75% 2/15/31 (a)	75,000	74,906
4.75% 9/15/29	40,000	42,900
Party City Holdings, Inc. 8.75% 2/15/26 (a)	90,000	91,800
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (a)	145,000	149,953
QVC, Inc. 5.95% 3/15/43	93,000	95,790
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375% 9/30/26 (a)	85,000	88,188
		6,693,015
Textiles, Apparel & Luxury Goods – 0.7%
The William Carter Co. 5.50% 5/15/25 (a)	1,437,000	1,516,035
TOTAL CONSUMER DISCRETIONARY		23,264,332
CONSUMER STAPLES – 3.6%
Food Products – 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50% 3/15/29 (a)	115,000	110,486
C&S Group Enterprises LLC 5.00% 12/15/28 (a)	110,000	108,075
Kraft Heinz Foods Co.:
3.00% 6/1/26	83,000	88,085
3.75% 4/1/30	247,000	269,935

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	7

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – continued
3.875% 5/15/27	$ 25,000	$ 27,327
3.95% 7/15/25	452,000	502,721
4.25% 3/1/31	38,000	42,663
4.375% 6/1/46	439,000	478,278
4.625% 1/30/29	740,000	857,333
4.875% 10/1/49	960,000	1,120,334
Post Holdings, Inc.:
4.50% 9/15/31 (a)(c)	505,000	503,737
4.625% 4/15/30 (a)	520,000	527,800
5.00% 8/15/26 (a)	134,000	139,829
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed 4.625% 3/1/29 (a)(c)	130,000	131,677
US Foods, Inc. 4.75% 2/15/29 (a)	240,000	243,394
		5,151,674
Household Products – 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5.00% 12/31/26 (a)	35,000	36,039
7.00% 12/31/27 (a)	45,000	44,539
Spectrum Brands, Inc. 3.875% 3/15/31 (a)(c)	130,000	128,504
		209,082
Personal Products – 0.1%
Prestige Brands, Inc. 3.75% 4/1/31 (a)(c)	255,000	248,676
Tobacco – 1.0%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)	2,000,000	2,070,000
TOTAL CONSUMER STAPLES		7,679,432
ENERGY – 13.5%
Energy Equipment & Services – 0.6%
Bristow Group, Inc. 6.875% 3/1/28 (a)	300,000	302,625
DCP Midstream Operating LP 5.125% 5/15/29	256,000	271,288
TechnipFMC PLC 6.50% 2/1/26 (a)	600,000	627,031
Tervita Corp. 11.00% 12/1/25 (a)	18,000	19,440
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	49,000	50,593
		1,270,977

	Principal Amount	Value

Oil, Gas & Consumable Fuels – 12.9%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (a)	$ 85,000	$ 88,400
Aker BP ASA 4.75% 6/15/24 (a)	500,000	516,510
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	650,000	654,875
Antero Resources Corp. 8.375% 7/15/26 (a)	400,000	437,500
Apache Corp.:
4.375% 10/15/28	50,000	50,750
4.875% 11/15/27	1,305,000	1,367,888
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 8.25% 12/31/28 (a)	400,000	416,000
Buckeye Partners LP:
3.95% 12/1/26	156,000	154,833
4.125% 3/1/25 (a)	100,000	101,813
4.50% 3/1/28 (a)	230,000	232,875
5.85% 11/15/43	100,000	100,311
California Resources Corp. 7.125% 2/1/26 (a)	290,000	290,181
Cenovus Energy, Inc. 5.375% 7/15/25	1,437,000	1,627,039
Cheniere Energy Partners Co. 4.00% 3/1/31 (c)	300,000	302,349
Cheniere Energy Partners LP 5.25% 10/1/25	327,000	336,091
Chesapeake Energy Corp. 5.875% 2/1/29 (a)	180,000	192,154
CITGO Petroleum Corp.:
6.375% 6/15/26 (a)	215,000	218,225
7.00% 6/15/25 (a)	374,000	385,609
CNX Resources Corp. 6.00% 1/15/29 (a)	70,000	73,238
Colgate Energy Partners III LLC 7.75% 2/15/26 (a)	300,000	292,875
Comstock Resources, Inc.:
6.75% 3/1/29 (a)(c)	250,000	259,375
9.75% 8/15/26	501,000	544,837
Continental Resources, Inc. 5.75% 1/15/31 (a)	347,000	391,142
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	275,000	272,079
CVR Energy, Inc. 5.75% 2/15/28 (a)	366,000	362,646
DCP Midstream LP 7.375% (b)(d)	153,000	133,110
See accompanying notes which are an integral part of the financial statements.
8	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EnLink Midstream LLC 5.625% 1/15/28 (a)	$ 70,000	$ 70,613
EnLink Midstream Partners LP 5.45% 6/1/47	315,000	260,662
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)	222,000	232,268
EQM Midstream Partners LP:
4.50% 1/15/29 (a)	400,000	387,750
4.75% 1/15/31 (a)	400,000	385,500
6.50% 7/15/48	25,000	23,625
EQT Corp.:
5.00% 1/15/29	240,000	262,800
8.50% 2/1/30	171,000	223,658
Genesis Energy LP / Genesis Energy Finance Corp. 8.00% 1/15/27	170,000	172,550
Hess Midstream Operations LP 5.125% 6/15/28 (a)	146,000	150,380
Hilcorp Energy I LP / Hilcorp Finance Co. 6.00% 2/1/31 (a)	500,000	508,140
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	65,485
MEG Energy Corp. 5.875% 2/1/29 (a)	330,000	335,049
Murphy Oil Corp.:
5.75% 8/15/25	200,000	198,000
5.875% 12/1/27	110,000	108,350
New Fortress Energy, Inc. 6.75% 9/15/25 (a)	1,308,000	1,357,312
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50% 2/1/26 (a)	300,000	309,304
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	200,000	197,190
NuStar Logistics LP 6.375% 10/1/30	225,000	248,672
Occidental Petroleum Corp.:
6.125% 1/1/31	770,000	860,244
6.625% 9/1/30	2,001,000	2,276,137
8.50% 7/15/27	1,161,000	1,389,955
Ovintiv, Inc. 6.50% 8/15/34	540,000	673,643
Parkland Fuel Corp. 5.875% 7/15/27 (a)	512,000	544,000

	Principal Amount	Value

PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	$ 315,000	$ 200,025
9.25% 5/15/25 (a)	170,000	165,699
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	872,000	848,020
PDC Energy, Inc. 6.125% 9/15/24	866,000	884,801
Range Resources Corp.:
5.00% 3/15/23	211,000	212,055
8.25% 1/15/29 (a)	400,000	429,880
Rockies Express Pipeline LLC 4.80% 5/15/30 (a)	45,000	46,580
Southwestern Energy Co. 7.75% 10/1/27	300,000	321,000
Sunoco LP / Sunoco Finance Corp. 4.50% 5/15/29 (a)	301,000	301,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 12/31/30 (a)	600,000	596,760
Talos Production, Inc. 12.00% 1/15/26 (a)	400,000	378,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00% 1/15/32 (a)	340,000	333,268
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	1,183,000	1,218,490
Western Midstream Operating LP 6.50% 2/1/50	365,000	420,009
		27,399,579
TOTAL ENERGY		28,670,556
FINANCIALS – 6.2%
Capital Markets – 1.1%
LPL Holdings, Inc. 4.625% 11/15/27 (a)	2,226,000	2,276,753
Consumer Finance – 2.2%
Credit Acceptance Corp. 6.625% 3/15/26	371,000	387,695
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	51,250
FirstCash, Inc. 4.625% 9/1/28 (a)	350,000	363,622
Ford Motor Credit Co. LLC:
3.087% 1/9/23	325,000	329,777
5.125% 6/16/25	190,000	205,200
goeasy Ltd. 5.375% 12/1/24 (a)	582,000	602,370
Navient Corp. 4.875% 3/15/28	500,000	481,785

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	9

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
OneMain Finance Corp. 4.00% 9/15/30	$ 1,000,000	$ 970,710
PennyMac Financial Services, Inc. 5.375% 10/15/25 (a)	30,000	31,350
PRA Group, Inc. 7.375% 9/1/25 (a)	1,161,000	1,238,253
		4,662,012
Diversified Financial Services – 2.1%
Deutsche Bank AG:
3.729% 1/14/32 (b)	100,000	99,489
4.296% 5/24/28 (b)	65,000	66,759
4.875% 12/1/32 (b)	134,000	142,576
Global Aircraft Leasing Co. Ltd. 6.50% 9/15/24 (a)	92,000	85,385
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (a)	190,000	189,943
4.75% 9/15/24	1,012,000	1,063,865
6.25% 5/15/26	857,000	900,673
PHH Mortgage Corp. 7.875% 3/15/26	300,000	306,000
StoneX Group, Inc. 8.625% 6/15/25 (a)	1,351,000	1,435,438
UniCredit SpA 7.296% 4/2/34 (a)(b)	228,000	270,841
		4,560,969
Thrifts & Mortgage Finance – 0.8%
NMI Holdings, Inc. 7.375% 6/1/25 (a)	1,437,000	1,623,810
TOTAL FINANCIALS		13,123,544
HEALTH CARE – 8.7%
Biotechnology – 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	70,000	70,984
Health Care Providers & Services – 6.1%
Akumin, Inc. 7.00% 11/1/25 (a)	1,000,000	1,045,000
AMN Healthcare, Inc. 4.00% 4/15/29 (a)	1,315,000	1,337,618
Centene Corp. 2.50% 3/1/31	800,000	776,016
CHS / Community Health Systems, Inc.:
4.75% 2/15/31 (a)	225,000	220,642
6.875% 4/15/29 (a)	220,000	225,819
DaVita, Inc. 3.75% 2/15/31 (a)	819,000	780,462

	Principal Amount	Value

Encompass Health Corp. 4.75% 2/1/30	$ 1,501,000	$ 1,587,863
HCA, Inc.:
3.50% 9/1/30	520,000	541,046
5.375% 2/1/25	155,000	173,987
5.875% 2/15/26	239,000	276,272
ModivCare, Inc 5.875% 11/15/25 (a)	935,000	991,100
Molina Healthcare, Inc.:
4.375% 6/15/28 (a)	3,079,000	3,202,160
5.375% 11/15/22	44,000	46,475
Tenet Healthcare Corp. 6.125% 10/1/28 (a)	1,660,000	1,747,482
		12,951,942
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	209,250
Pharmaceuticals – 2.5%
Bausch Health Cos., Inc. 5.00% 2/15/29 (a)	630,000	637,088
Catalent Pharma Solutions, Inc. 3.125% 2/15/29 (a)	2,000,000	1,975,960
Syneos Health, Inc. 3.625% 1/15/29 (a)	2,175,000	2,131,500
US Acute Care Solutions LLC 6.375% 3/1/26 (a)	500,000	516,250
		5,260,798
TOTAL HEALTH CARE		18,492,974
INDUSTRIALS – 11.7%
Aerospace & Defense – 2.3%
Howmet Aerospace, Inc. 6.75% 1/15/28	238,000	282,625
Spirit AeroSystems, Inc. 5.50% 1/15/25 (a)	39,000	40,549
TransDigm, Inc.:
4.625% 1/15/29 (a)	280,000	275,450
6.25% 3/15/26 (a)	3,682,000	3,880,423
8.00% 12/15/25 (a)	315,000	342,956
		4,822,003
Airlines – 0.3%
American Airlines, Inc. 11.75% 7/15/25 (a)	314,000	374,052
Delta Air Lines, Inc. 7.375% 1/15/26	143,000	167,484
United Airlines Holdings, Inc. 4.875% 1/15/25	25,000	25,614
		567,150
See accompanying notes which are an integral part of the financial statements.
10	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Building Products – 0.5%
PGT Innovations, Inc. 6.75% 8/1/26 (a)	$ 1,000,000	$ 1,060,000
Commercial Services & Supplies – 2.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (a)	276,000	284,970
GFL Environmental, Inc. 3.75% 8/1/25 (a)	2,893,000	2,947,244
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.00% 2/1/26 (a)	100,000	101,750
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	150,000	150,390
Rent-A-Center, Inc. 6.375% 2/15/29 (a)	55,000	57,206
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	153,000	157,207
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (a)	510,000	533,358
		4,232,125
Construction & Engineering – 1.6%
Fluor Corp. 4.25% 9/15/28	208,000	212,160
MasTec, Inc. 4.50% 8/15/28 (a)	110,000	114,972
PowerTeam Services LLC 9.033% 12/4/25 (a)	105,000	116,288
TopBuild Corp. 3.625% 3/15/29 (a)(c)	3,000,000	3,011,250
		3,454,670
Electrical Equipment – 0.7%
EnerSys 4.375% 12/15/27 (a)	1,437,000	1,516,035
Machinery – 0.6%
ATS Automation Tooling Systems, Inc. 4.125% 12/15/28 (a)	140,000	141,582
Meritor, Inc. 6.25% 6/1/25 (a)	391,000	416,415
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	281,000	288,376
United Rentals North America, Inc. 5.875% 9/15/26	442,000	464,516
		1,310,889
Marine – 0.1%
Danaos Corp. 8.50% 3/1/28 (a)	300,000	308,250

	Principal Amount	Value

Professional Services – 1.7%
ASGN, Inc. 4.625% 5/15/28 (a)	$ 270,000	$281,475
TriNet Group, Inc. 3.50% 3/1/29 (a)	3,325,000	3,295,906
		3,577,381
Road & Rail – 0.8%
Uber Technologies, Inc.:
6.25% 1/15/28 (a)	131,000	140,039
7.50% 5/15/25 (a)	1,437,000	1,544,790
		1,684,829
Trading Companies & Distributors – 1.1%
Fortress Transportation and Infrastructure Investors LLC:
6.50% 10/1/25 (a)	1,500,000	1,560,608
9.75% 8/1/27 (a)	709,000	808,756
H&E Equipment Services Co. 3.875% 12/15/28 (a)	24,000	23,100
		2,392,464
TOTAL INDUSTRIALS		24,925,796
INFORMATION TECHNOLOGY – 7.4%
Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 4.00% 3/1/29 (a)(c)	255,000	257,869
IT Services – 2.3%
Arches Buyer, Inc. 4.25% 6/1/28 (a)	95,000	95,791
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	363,000	371,805
Gartner, Inc. 4.50% 7/1/28 (a)	516,000	541,800
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	500,000	496,875
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 6.00% 2/15/28 (a)	65,000	65,406
Science Applications International Corp. 4.875% 4/1/28 (a)	2,165,000	2,257,012
Unisys Corp. 6.875% 11/1/27 (a)	885,000	973,500
		4,802,189
Semiconductors & Semiconductor Equipment – 0.7%
Microchip Technology, Inc. 4.25% 9/1/25 (a)	1,437,000	1,507,824
Software – 3.2%
Fair Isaac Corp. 4.00% 6/15/28 (a)	3,018,000	3,122,725

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	11

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
J2 Global, Inc. 4.625% 10/15/30 (a)	$ 845,000	$ 876,772
Open Text Corp. 3.875% 2/15/28 (a)	256,000	260,160
PTC, Inc.:
3.625% 2/15/25 (a)	325,000	332,719
4.00% 2/15/28 (a)	55,000	56,581
Rackspace Technology Global, Inc. 3.50% 2/15/28 (a)	500,000	490,315
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	872,000	921,155
Veritas US Inc. / Veritas Bermuda Ltd. 7.50% 9/1/25 (a)	630,000	652,995
ZoomInfo Technologies LLC / ZoomInfo Finance Corp. 3.875% 2/1/29 (a)	115,000	114,137
		6,827,559
Technology Hardware, Storage & Peripherals – 1.1%
EMC Corp. 3.375% 6/1/23	50,000	51,537
NCR Corp.:
5.25% 10/1/30 (a)	110,000	114,400
8.125% 4/15/25 (a)	117,000	127,371
Seagate HDD Cayman:
3.125% 7/15/29 (a)	1,051,000	1,007,236
3.375% 7/15/31 (a)	1,051,000	1,022,728
		2,323,272
TOTAL INFORMATION TECHNOLOGY		15,718,713
MATERIALS – 10.2%
Chemicals – 3.5%
Axalta Coating Systems LLC 3.375% 2/15/29 (a)	600,000	582,000
GPD Cos., Inc. 10.125% 4/1/26 (a)	200,000	220,750
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (a)	500,000	498,750
Ingevity Corp. 3.875% 11/1/28 (a)	955,000	945,455
Methanex Corp. 5.65% 12/1/44	134,000	138,020
Minerals Technologies, Inc. 5.00% 7/1/28 (a)	260,000	271,089
Olin Corp. 5.125% 9/15/27	89,000	92,286
SBA Communications Corp. 3.875% 2/15/27	4,349,000	4,507,869

	Principal Amount	Value

The Scotts Miracle-Gro Co. 4.50% 10/15/29	$ 135,000	$ 143,147
		7,399,366
Construction Materials – 0.4%
Forterra Finance LLC / FRTA Finance Corp. 6.50% 7/15/25 (a)	709,000	762,175
Containers & Packaging – 0.5%
Ardagh Metal Packaging 4.00% 9/1/29 (c)	500,000	501,875
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	642,000	675,705
		1,177,580
Metals & Mining – 4.5%
Arconic Corp. 6.125% 2/15/28 (a)	500,000	527,665
Cleveland-Cliffs, Inc. 4.625% 3/1/29 (a)	500,000	489,375
Coeur Mining, Inc. 5.125% 2/15/29 (a)	500,000	486,563
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	271,000	291,325
Constellium SE 3.75% 4/15/29 (a)	1,000,000	992,700
First Quantum Minerals Ltd. 6.875% 10/15/27 (a)	500,000	541,875
FMG Resources August 2006 Pty Ltd.:
4.50% 9/15/27 (a)	842,000	925,147
5.125% 3/15/23 to 5/15/24 (a)	776,000	822,807
Freeport-McMoRan, Inc.:
3.55% 3/1/22	77,000	78,155
4.125% 3/1/28	125,000	131,250
Hudbay Minerals, Inc. 4.50% 4/1/26 (a)(c)	110,000	111,444
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	281,000	302,075
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	510,000	532,404
Mineral Resources Ltd. 8.125% 5/1/27 (a)	883,000	977,349
New Gold, Inc. 7.50% 7/15/27 (a)	1,104,000	1,163,384
Perenti Finance Pty Ltd. 6.50% 10/7/25 (a)	800,000	850,792
United States Steel Corp.:
6.875% 8/15/25	75,000	73,922
12.00% 6/1/25 (a)	276,000	331,497
		9,629,729
Paper & Forest Products – 1.3%
Boise Cascade Co. 4.875% 7/1/30 (a)	100,000	106,595
See accompanying notes which are an integral part of the financial statements.
12	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Paper & Forest Products – continued
Louisiana Pacific Corp. 3.625% 3/15/29 (c)	$ 500,000	$ 499,000
Mercer International, Inc. 5.125% 2/1/29 (a)	215,000	217,997
Norbord, Inc. 5.75% 7/15/27 (a)	1,183,000	1,270,246
Resolute Forest Products, Inc. 4.875% 3/1/26 (a)	600,000	597,000
		2,690,838
TOTAL MATERIALS		21,659,688
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Diversified Healthcare Trust 4.375% 3/1/31	400,000	396,000
EPR Properties 4.75% 12/15/26	196,000	203,612
HAT Holdings I LLC / HAT Holdings II LLC 6.00% 4/15/25 (a)	1,240,000	1,302,000
Iron Mountain, Inc. 4.50% 2/15/31 (a)	270,000	268,029
iStar, Inc. 4.25% 8/1/25	365,000	366,369
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 3.875% 2/15/29 (a)	540,000	546,750
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2/15/29 (a)	700,000	691,250
Service Properties Trust:
4.65% 3/15/24	275,000	277,750
4.95% 2/15/27	250,000	247,587
5.25% 2/15/26	240,000	241,200
The GEO Group, Inc. 6.00% 4/15/26	742,000	541,660
		5,082,207
Real Estate Management & Development – 0.6%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.75% 1/15/29 (a)	185,000	186,387
The Howard Hughes Corp. 4.125% 2/1/29 (a)	1,000,000	992,650
		1,179,037
TOTAL REAL ESTATE		6,261,244

	Principal Amount	Value
UTILITIES – 1.1%
Electric Utilities – 0.3%
FirstEnergy Corp.:
1.60% 1/15/26	$ 280,000	$275,100
2.25% 9/1/30	360,000	338,292
		613,392
Multi-Utilities – 0.8%
Calpine Corp. 3.75% 3/1/31 (a)	1,051,000	1,014,435
FirstEnergy Corp. 5.35% 7/15/47	248,000	295,120
FirstEnergy Transmission LLC 4.35% 1/15/25 (a)	170,000	184,750
Talen Energy Supply LLC 6.50% 6/1/25	200,000	174,750
		1,669,055
TOTAL UTILITIES		2,282,447
TOTAL NONCONVERTIBLE BONDS (Cost $180,528,266)		183,755,938

Money Market Fund – 18.3%
	Shares
Fidelity Cash Central Fund, 0.07% (e) (Cost $38,809,425)	38,801,665	38,809,425
TOTAL INVESTMENT IN SECURITIES – 104.9% (Cost $219,337,691)		222,565,363
NET OTHER ASSETS (LIABILITIES) – (4.9%)		(10,444,158)
NET ASSETS – 100.0%		$ 212,121,205

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,362,813 or 63.3 of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security is perpetual in nature with no stated maturity date.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	13

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$6,603
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
The value, beginning of period, for the Fidelity Cash Central Fund was $6,883,841. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $99,792,348 and $67,866,523, respectively, during the period.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 183,755,938	$ —	$ 183,755,938	$ —
Money Market Funds	38,809,425	38,809,425	—	—
Total Investments in Securities:	$ 222,565,363	$ 38,809,425	$ 183,755,938	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	92.6
Canada	6.1
Australia	1.8
Cayman Islands	1.0
Others (Individually Less Than 1%)	3.4
104.9%
See accompanying notes which are an integral part of the financial statements.
14	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$183,755,938
Fidelity Central Funds	38,809,425
Total Investments in Securities	$222,565,363
Receivable for investments sold
Regular delivery	2,056,563
Distributions receivable from Fidelity Central Funds	1,736
Interest receivable	2,289,446
Total assets	226,913,108
Liabilities
Payable for investments purchased
Regular delivery	4,838,739
Delayed delivery	9,235,000
Distributions payable	642,950
Accrued management fees	75,214
Total liabilities	14,791,903
Net Assets	$212,121,205
Net Assets consist of:
Paid in capital	205,636,713
Total accumulated earnings (loss)	6,484,492
Net Assets	$212,121,205
Shares outstanding	3,850,000
Net Asset Value per share	$ 55.10
Investments at cost – Unaffiliated issuers	$180,528,266
Investments at cost – Fidelity Central Funds	38,809,425
Investments at cost	$219,337,691
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	15

Statements of Operations
For the six months ended February 28, 2021 (Unaudited)
Investment Income
Interest	$ 3,671,960
Income from Fidelity Central Funds	6,603
Total income	3,678,563
Expenses
Management fees	352,338
Independent trustees' fees and expenses	323
Total expenses before reductions	352,661
Expense reductions	(45)
Total expenses	352,616
Net investment income (loss)	3,325,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	4,106,045
Net realized gain (loss) on Fidelity Central Funds	(241)
Total net realized gain (loss)	4,105,804
Change in net unrealized appreciation (depreciation) on investment securities	(387,693)
Net gain (loss)	3,718,111
Net increase (decrease) in net assets resulting from operations	$ 7,044,058
See accompanying notes which are an integral part of the financial statements.
16	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,325,947	$ 4,815,932
Net realized gain (loss)	4,105,804	1,618,162
Change in net unrealized appreciation (depreciation)	(387,693)	2,199,562
Net increase (decrease) in net assets resulting from operations	7,044,058	8,633,656
Distributions to shareholders	(5,657,850)	(5,165,200)
Share transactions
Proceeds from sales of shares	96,313,776	52,988,374
Cost of shares redeemed	—	(10,051,764)
Net increase (decrease) in net assets resulting from share transactions	96,313,776	42,936,610
Total increase (decrease) in net assets	97,699,984	46,405,066
Net Assets
Beginning of period	114,421,221	68,016,155
End of period	$212,121,205	$114,421,221
Other Information
Shares
Sold	1,750,000	1,000,000
Redeemed	—	(200,000)
Net increase (decrease)	1,750,000	800,000
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	17

Financial Highlights
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 54.49	$ 52.32	$ 50.21	$ 50.00
Income from Investment Operations
Net investment income (loss)B	1.169	2.518	2.589	0.578
Net realized and unrealized gain (loss)	1.379	2.323	2.006	0.209
Total from investment operations	2.548	4.841	4.595	0.787
Distributions from net investment income	(1.128)	(2.429)	(2.485)	(0.577)
Distributions from net realized gain	(0.808)	(0.242)	—	—
Total distributions	(1.936)	(2.671)	(2.485)	(0.577)
Net asset value, end of period	$ 55.10	$ 54.49	$ 52.32	$ 50.21
Total ReturnC,D,E	4.75%	9.61%	9.48%	1.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46% H,I	.45%	.44% I	.45% H
Expenses net of fee waivers, if any	.46% H,I	.45%	.44% I	.45% H
Expenses net of all reductions	.46% H,I	.45%	.44% I	.45% H
Net investment income (loss)	4.32% H,I	4.84%	5.03%	5.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$212,121	$114,421	$68,016	$12,553
Portfolio turnover rateJ	98% K,L	179% L	76%	8% K

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
18	Semi-Annual Report

Notes to Financial Statements
For the period ended February 28, 2021 (Unaudited)
1. Organization.
Fidelity High Yield Factor ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2021, is included at the end of the Fund’s Schedule of Investments.
Semi-Annual Report	19

3. Significant Accounting Policies – continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of NYSE Arca and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in kind and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity High Yield Factor ETF	$ 219,343,477	$ 4,396,278	$ (1,174,392)	$ 3,221,886
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.
20	Semi-Annual Report

Notes to Financial Statements  – continued
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity High Yield Factor ETF	$ 142,334,535	$ 157,674,309
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity High Yield Factor ETF	$ 87,784,193	$ —
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
6. Expense Reductions.
Through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s expenses by $45.
7. Share Transactions.
The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to the Fund and redemption proceeds are paid with a basket of securities from the Fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
8. Other.
The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
Semi-Annual Report	21

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2020 to February 28, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During PeriodB September 1, 2020 to February 28, 2021
Fidelity High Yield Factor ETF	0.46%
Actual		$ 1,000.00	$ 1,047.50	$ 2.34
Hypothetical C		$ 1,000.00	$ 1,022.51	$ 2.31

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
22	Semi-Annual Report

Board Approval of Investment Advisory Contracts
Fidelity High Yield Factor ETF
At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board’s meeting calendar.
The Board considered that the approval of the fund’s Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund’s Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund’s Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund’s Advisory Contracts are fair and reasonable, and that the fund’s Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.
In connection with its consideration of future renewals of the fund’s Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund’s management fee structure is fair and reasonable, and that the continuation of the fund’s Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.
Semi-Annual Report	23

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
24	Semi-Annual Report

HIE-SANN-0421
1.9887635.102
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021